Investment Strategy - Kurv Technology Titans Select ETF	Jul. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily invests its assets in equity securities of, or derivative instruments (e.g. options) relating to, individual U.S. and non-U.S. technology companies (“Technology Companies”) generally with market capitalizations in excess of $10 billion as well as the shares of other ETFs that invest in Technology Companies. The Fund defines “Technology Companies” to include those companies that provide technology products or services, that benefit from utilizing technology to gain competitive advantages, improve their business processes, products or applications, or that have introduced technologically enabled new products or services that potentially change the way the world works.

The Fund will invest in the equity securities of, or derivative instruments (e.g. options) relating to, Technology Companies. The Fund will also invest in the Kurv Yield Premium ETFs (“Underlying Kurv Yield Premium ETFs”) and other Kurv ETFs (“Underlying Other Kurv ETFs” and, together with Underlying Kurv Yield Premium ETFs, the “Underlying Kurv ETFs”), which are ETFs advised by Kurv Investment Management LLC (the “Adviser”), the adviser to the Fund, and, in the case of the Underlying Kurv Yield Premium ETFs, are sub-advised by NEOS Investment Management (“NEOS” or the “Sub-Adviser”). A number of the Underlying Kurv ETFs have a primary investment objective to seek current income, and a secondary investment objective to seek exposure to the share price of the common stock (the “Underlying Security”) of a particular Technology Company (the “Underlying Issuer”), subject to a limit on potential investment gains. In selecting individual Technology Companies to invest in or have exposure to, the Adviser seeks Technology Companies with favorable outlooks, examining characteristics of a particular issuer, such as growth or momentum.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing shares of individual companies or creating a synthetic long position. To achieve a synthetic long exposure, the Fund buys call options of a technology company and, simultaneously, sells put options of the same company to try to replicate the price movements of underlying company. The combination of the long call options and sold put options seek to provide the Fund with investment exposure to the underlying company for the duration of the application option exposure. The notional exposure to an underlying company when the Fund buys put and call options directly will not exceed 150% of net asset value (when obtaining exposure to an underlying company through an Underlying Kurv Yield Premium ETF, notional exposure will be limited to 100% of net asset value). The call options the Fund buys and the put options it sells will be at the same strike price and have the same expiration, however, the amount may differ.

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short-term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) government securities issued by G-10 countries (Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States); (3) money market funds; (4) fixed income ETFs; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security-rated investment grade if it believes it has a similar low risk of default. The Fund expects to invest in fixed income securities with low duration to minimize interest rate risk and the Fund’s exposure to foreign exchange to be less than 5% of its net assets. Kurv actively manages the Collateral held by the Fund with a view toward enhancing the Fund’s total return.

Covered Call Writing

As part of its strategy, the Fund may write (sell) call option contracts on individual companies to generate income. If the Fund gains long exposure synthetically, since the Fund does not directly own shares of the company, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of a company’s call option contracts will limit the Fund’s participation in the appreciation in the company’s stock price. If the stock price of the company increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if the company’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to the company and the sold (short) the company’s call positions) will limit the Fund’s participation in gains in the company’s stock price beyond a certain point.

When the Fund engages in covered call writing with respect to an underlying stock, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the company on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long stock position in the company, however, the Fund may write call options for an amount in excess of the value of a company’s position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Fund will lose the difference.

The Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

If the Adviser determines to employ a covered call strategy for a Technology Company for which there is a Kurv Yield Premium Strategy ETF that tracks the same Technology Company, the Adviser may invest in the Kurv Yield Premium Strategy ETF to increase portfolio management efficiency in gaining the same exposure.

Current Underlying Kurv ETFs include:

Underlying Kurv ETF (Ticker)	Underlying Issuer
Kurv Yield Premium Strategy Apple (AAPL) ETF (Ticker: AAPY)	Apple Inc.
Kurv Yield Premium Strategy Amazon (AMZN) ETF (Ticker: AMZP)	Amazon.com, Inc.
Kurv Yield Premium Strategy Google (GOOGL) ETF (Ticker: GOOP)	Alphabet Inc.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF (Ticker: MSFY)	Microsoft Corporation
Kurv Yield Premium Strategy Netflix (NFLX) ETF (Ticker: NFLP)	Netflix, Inc.
Kurv Yield Premium Strategy Tesla (TSLA) ETF (Ticker: TSLP)	Tesla, Inc.
Kurv Enhanced Short Maturity ETF (Ticker: LQID)	Multiple issuers

The Fund may also invest in any Kurv ETF formed in the future that supports the Adviser in meeting the investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of, or ETFs and derivative instruments providing exposure to Technology Companies.

The Adviser will endeavor to optimize tax losses. The Fund is classified as “non-diversified” under the 1940 Act.

Due to the investment strategies of some Underlying Kurv ETFs strategy, the Fund’s indirect exposure to gains, if any, of the share price returns of the Underlying Securities is capped. However, the Fund is subject to all potential losses if the shares of the Underlying Securities decrease in value, which may not be offset by income received by the Fund.

The Underlying Kurv Yield Premium ETFs

Each of the Underlying Kurv Yield Premium ETFs uses a synthetic covered call strategy (described below) to seek to provide income and indirect exposure to the share price returns of its Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Each Underlying Kurv Yield Premium ETF options contracts provide:

●	indirect exposure to the share price returns of its Underlying Security,

●	current income from the option premiums, and

●	a limit on the Underlying Kurv Yield Premium Fund’s participation in gains, if any, of the share price returns of its Underlying Security.

An investment in an Underlying Kurv Yield Premium ETF is not an investment in its Underlying Security.

●	Each Underlying Kurv Yield Premium ETF’s strategy will cap its potential gains if its Underlying Security’s shares increase in value.

●	Each Underlying Kurv Yield Premium ETF’s strategy is subject to all potential losses if its Underlying Security’s shares decrease in value, which may not be offset by income it receives.

●	Underlying Kurv Yield Premium ETF shareholders (including the Fund) may be entitled to any Underlying Security dividends only to the extent that it holds an Underlying Security directly.

Underlying Kurv Yield Premium ETFs – Options Contracts

As part of each Underlying Kurv Yield Premium ETF’s synthetic covered call strategy, it will purchase and sell call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”).

●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).

●	Options contracts must be exercised or traded to close within a specified time frame, or they expire.

●	Option contracts may include FLEX options which are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the- counter” (“OTC”) options positions.

Each Underlying Kurv Yield Premium ETF’s options contracts are based on the value of Underlying Security, which gives it the right or obligation to receive or deliver shares of Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Underlying Kurv Yield Premium ETF purchases or sells the option contract.

Underlying Kurv Yield Premium ETFs - Synthetic Covered Call Strategy

In seeking to achieve its investment objective, each Underlying Kurv Yield Premium ETF implements a “synthetic covered call” strategy using options contracts.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.

●	As part of its synthetic covered call strategy, each Underlying Kurv Yield Premium ETF writes (sells) call option contracts on its Underlying Security to generate income. Since the Underlying Kurv Yield Premium ETF does not directly own Underlying Security, these written call options are sold short (i.e., selling a position it does not currently own). Each Underlying Kurv Yield Premium ETF seeks to capture a portion of Underlying Security’s share price appreciation (generally no more than 15%) in a given month. To do so, the call options written (sold) by each Underlying Kurv ETF will generally have an expiration of 1-month to 12-months (the “Call Period”) and generally have a strike price that is approximately 5%-15% above the then-current Underlying Security share price.

Each Underlying Kurv Yield Premium ETF’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail under “Additional Information About the Fund” below:

●	Cash and/or synthetic long exposure to its Underlying Security, which allows the Underlying Kurv Yield Premium ETF to seek to participate in the changes, up or down, in the price of Underlying Security.

●	Covered call writing (where Underlying Security call options are sold against the synthetic long portion of the strategy), which allows Underlying Kurv Yield Premium ETF to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Each Underlying Kurv Yield Premium ETF’s performance will differ from that of its Underlying Security’s share price. The performance differences will depend on, among other things, the price of its Underlying Security, changes in the price of the Underlying Security options contracts that Underlying Kurv Yield Premium ETF has purchased and sold, and changes in the value of the U.S. Treasuries.

Synthetic Covered Call Strategy – Tax Loss Harvesting

If a specific Underlying Kurv Yield Premium ETF has recently incurred substantial losses, the Fund may choose to redeem (or otherwise exit) its investment in that particular ETF in order to seek to capitalize on tax loss harvesting (a strategy that seeks to minimize the Fund’s capital gains). In that case, the Adviser will use the proceeds from such redemption and invest them in the same synthetic covered call strategy (described above) on the same Underlying Security as that of the redeemed Underlying Kurv Yield Premium ETF. This approach aims to achieve returns akin to those of the redeemed Underlying Kurv Yield Premium ETF in which the Fund was invested. The synthetic covered call strategy will be employed for a minimum of 31 days to adhere to applicable tax rules.

Underlying Kurv Yield Premium ETFs’ Return Profile vs Underlying Security

For the reasons stated above, each Underlying Kurv Yield Premium ETF’s performance will differ from that of Underlying Security’s stock price. The performance differences will depend on, among other things, the price of Underlying Security, changes in the price of the Underlying Security options contracts the Underlying Kurv Yield Premium ETF has purchased and sold, the extent to which the Underlying Kurv Yield Premium ETF owns shares directly and changes in the value of the fixed income securities in the portfolio.

Below is a chart plot showing the expected return profile of a share of an Underlying Kurv Yield Premium ETF as compared to the Underlying Security:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the Underlying Security (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the Underlying Security purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the Underlying Security price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the Underlying Security purchase price. Profit potential is capped and remains constant when the Underlying Security price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the Underlying Security price. If the Underlying Security price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending Underlying Security price minus the Underlying Security purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because an Underlying Kurv Yield Premium ETF may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative Underlying Security position where calls have not been sold and the reduced upside potential could begin at a higher, or lower Underlying Security position level than depicted

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy (which is used by both the Underlying Kurv ETFs and, in the circumstances noted above, the Fund).

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of any Underlying Security.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH ANY UNDERLYING ISSUER.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of, or ETFs and derivative instruments providing exposure to Technology Companies.